Supplementary Information to the Statements of Comprehensive Income (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Statement Line Items [Line Items]
Share-based payment | ₪	₪ 3,684		₪ 260	₪ 519
Research and development expense | ₪	68,645		71,913	18,777
USD [Member]
Statement Line Items [Line Items]
Share-based payment | $		$ 1,066
Research and development expense | $		19,863
Research and development expenses [Member]
Statement Line Items [Line Items]
Clinical trial phase 3 | ₪	52,825		53,678
Materials and subcontractors | ₪	5,946		12,287	3,797
Salaries and related expenses | ₪	5,384		4,214	3,695
Share-based payment | ₪	1,907		119	388
Patent registration fees | ₪	278		399	322
Rentals and maintenance of laboratory | ₪	970		1,028	610
Revaluation of the liability with respect to the IIA grants | ₪				10,300
Depreciation | ₪	1,293		195	311
Other | ₪	42		136
Total gross | ₪	68,645		72,056	19,423
Participation by IIA and UNISEC | ₪			(143)	(646)
Research and development expense | ₪	₪ 68,645		₪ 71,913	₪ 18,777
Research and development expenses [Member] | USD [Member]
Statement Line Items [Line Items]
Clinical trial phase 3 | $		15,286
Materials and subcontractors | $		1,720
Salaries and related expenses | $		1,558
Share-based payment | $		552
Patent registration fees | $		80
Rentals and maintenance of laboratory | $		281
Revaluation of the liability with respect to the IIA grants | $
Depreciation | $		374
Other | $		12
Total gross | $		19,863
Participation by IIA and UNISEC | $
Research and development expense | $		$ 19,863